REVENUES AND CONTRACT ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of contract assets on uncompleted contracts

	2023	2022
Cumulative revenues recognized	$8,820,256	$5,934,205
Less: Billings or cash received	(8,178,309)	(5,508,483)
Contract Assets	$641,947	$425,722

Schedule of contract liabilities on uncompleted contracts

	2023	2022
Billings and/or cash receipts on uncompleted contracts	$1,264,658	$4,355,470
Less: Cumulative revenues	(199,976)	(4,144,018)
Contract liabilities, technology systems	$1,064,682	$211,452
Contract Liabilities, services and consulting	601,561	746,545
Total Contract Liabilities	$1,666,243	$957,997

Schedule of disaggregation of revenue

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Major Goods and Service Lines
Turnkey Projects	$3,616,334	$1,694	$—	$—	$3,618,028
Maintenance & Support	2,645,414	76,881	11,353	—	2,733,648
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	1,119,522	1,119,522
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Timing of Revenue Recognition
Goods transferred over time	$3,616,334	$1,694	$—	$—	$3,218,028
Services transferred over time	2,645,414	76,881	11,353	1,119,522	3,853,170
	$6,261,748	$78,575	$11,353	$1,119,522	$7,471,198

Quantitative:

For the Year Ended December 31, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets
North America	$13,710,777	$115,443	$237,414	$948,732	$15,012,366

Major Goods and Service Lines
Turnkey Projects	$10,789,693	$9,297	$156,530	$234,772	$11,190,292
Maintenance & Support	2,921,084	106,146	80,884	—	3,108,114
Data Center Auditing Services	—	—	—	—	—
Software License	—	—	—	—	—
Algorithms	—	—	—	713,960	713,960
	$13,710,777	$115,443	$237,414	$948,732	$15,012,366

Timing of Revenue Recognition
Goods transferred over time	$10,789,693	$9,297	$156,530	$234,772	$11,190,292
Services transferred over time	2,921,084	106,146	80,884	713,960	3,822,074
	$13,710,777	$115,443	$237,414	$948,732	$15,012,366